Leases	12 Months Ended
Dec. 31, 2023
Lessee, Leases [Abstract]
Leases	Leases
The following table is a maturity analysis of the Company’s contractual undiscounted payments required to meet obligations that have initial or remaining non-cancellable lease terms.

	2023	2022
Less than one year	$7,014	$5,801
One to three years	10,736	6,370
More than three years	9,884	2,810
Total undiscounted lease obligations	$27,634	$14,981
The following table sets out the carrying amounts of ROU assets included in PP&E in the consolidated statements of financial position and the movements during the period:

	2023	2022
Beginning balance	$14,132	$19,414
Additions	16,528	1,101
Amortization	(6,783)	(6,383)
Ending balance	$23,877	$14,132

The following table sets out the lease obligations included in the consolidated statements of financial position:

	2023	2022
Current (note 8)	$6,106	$5,245
Non-current (note 10)	18,102	8,730
Total lease obligations	$24,208	$13,975
The amounts recognized in the consolidated statements of loss related to lease obligations are as follows:

	2023	2022
Interest expense on lease liabilities	$657	$679
Amortization of ROU assets	6,783	6,383
Variable lease payments not included in the measurement of lease liabilities(1)	37,046	21,632
Expenses relating to leases of low-value assets and short-term leases	4,231	7,040
Total recognized in the consolidated statements of loss	$48,717	$35,734
(1)Includes the amounts related to various exploration contracts at the Company’s sites and contract mining at the Öksüt Mine. 2022 amounts exclude $14.4 million in contract mining costs which were capitalized to production inventory during the year and were recognized in the consolidated statements of loss in 2023.